Supplementary Information (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplementary Information [Line Items]
Other Assets, Current	$ 3,594,942	$ 2,276,096	[1]
Other Liabilities, Current	$ 4,615,346	801,560	[1]
Description of other current liabilities component	More than 5 percent
Other payable to third party	$ 4,600,000	600,000
CHINA
Supplementary Information [Line Items]
Description of other current assets component	More than 5 percent
Operations deposits receivable from non controlling shareholder	$ 900,000
Other receivable from third party	$ 3,300,000	$ 2,200,000

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")